VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 99.2%
Alabama : 2.3%
Alabama Special Care Facilities
Financing Authority-
Birmingham, Methodist
Home (RB)
5.50%, 06/01/26 (c) $ 500 $ 477,757
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 12/01/26 (c) (p) 2,100 2,074,301
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/30 (p) 390 430,703
Lower Alabama Gas District,
Project No. 2 (RB) (SAW)
4.00%, 12/01/25 (c) (p) 1,000 992,401
Southeast Alabama Gas Supply
District, Series A (RB)
4.00%, 04/01/24 (c) (p) 1,600 1,597,885
Sumter County, Alabama
Industrial Development
Authority Exempt Facilities,
Enviva , Inc. Project (RB)
6.00%, 07/15/32 (c) (p) 2,000 1,355,474
Tuscaloosa County Industrial
Development Authority, Hunt
Refining Project, Series A (RB)
4.50%, 05/01/29 (c) 2,156 2,014,990
8,943,511
American Samoa : 0.1%
American Samoa Economic
Development Authority,
Series A (RB)
6.50%, 09/01/28 250 264,951
Underline
Arizona : 2.0%
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/24 (c) 500 469,527
Arizona Industrial Development
Authority, Basis School
Projects, Series A (RB)
4.75%, 07/03/23 (c) 1,085 1,072,306
Arizona Industrial Development
Authority, Economic
Development, Linder Village
Project (RB) (AGM)
5.00%, 06/01/31 925 927,599
Arizona Industrial Development
Authority, Legacy Cares, Inc.
Project, Series A (RB) (AGM)
6.75%, 07/01/27 (c) (d) * 500 150,000
Arizona Industrial Development
Authority, Legacy Cares, Inc.
Project, Series C (RB) (AGM)
6.75%, 07/01/27 (c) (d) * 1,000 300,000
Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, Pinecrest Academy
of Nevada, Cadence Campus
Project, Series A (RB)
4.00%, 07/15/28 (c) $ 445 $ 423,397
Arizona Industrial Development
Authority, Pinecrest Academy
of Northern Nevada Project,
Series A (RB)
4.50%, 07/15/25 (c) 500 484,751
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 466 427,423
City of Phoenix Civic
Improvement Corp., Junior
Lien Airport, Series B (RB)
5.00%, 07/01/29 (c) 1,000 1,080,117
City of Phoenix Civic
Improvement Corp., Junior
Lien Airport, Series D (RB)
5.00%, 07/01/27 (c) 500 539,180
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
4.00%, 07/01/25 225 220,974
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
4.00%, 07/01/29 1,390 1,329,145
Salt Verde Financial Corp. (RB)
5.25%, 12/01/24 65 65,620
5.25%, 12/01/28 10 10,467
5.50%, 12/01/29 370 396,201
7,896,707
Arkansas : 0.5%
Arkansas Development Finance
Authority, Baptist Memorial
Health Care Corp., Series B-2
(RB)
5.00%, 09/01/27 (c) (p) 2,000 2,110,000
Underline
California : 7.7%
Antelope Valley Healthcare
District, Series A (RB)
5.00%, 03/01/26 440 441,692
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
5.00%, 08/01/29 (c) (p) 1,000 1,043,947
California Community Choice,
Financing Authority Clean
Energy Project, Series C (RB)
5.25%, 10/01/31 (c) (p) 2,000 2,090,216
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 1,885 1,847,284

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, CHF-Davis I, LLC-
West Village Student Housing
Project, Series A (RB)
5.00%, 11/15/28 (c) $ 1,340 $ 1,426,181
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
5.00%, 02/01/27 (c) 50 52,223
5.00%, 02/01/27 50 52,042
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/27 610 635,911
5.00%, 06/30/28 220 232,450
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
5.00%, 06/30/28 (c) 260 275,158
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 6,625 6,576,390
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 50,000
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,360 176,800
California Pollution Control
Financing Authority, Solid
Waste Disposal, Waste
Management, Inc. Project,
Series A-1 (RB)
3.38%, 07/01/25 400 394,993
3.62%, 07/01/25 (c) 2,000 1,979,449
California Public Finance
Authority, Enso Village
Project, Series B (RB)
3.12%, 11/15/23 (c) 1,500 1,426,773
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 1,000 957,575
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
A (RB)
5.75%, 07/03/23 (c) 3 2,550
Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
G (RB)
5.50%, 05/31/22 (c) $ 9 $ 8,252
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/26 (c) 300 309,656
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.00%, 06/01/26 (c) 350 356,772
California Statewide
Communities Development
Authority, NCCD-Hooper
Street LLC-California College
of the Arts Project (RB)
5.00%, 07/01/29 250 251,714
City and County of San
Francisco, Airport
Commission, International
Airport, Series H (RB)
5.00%, 05/01/26 500 518,673
5.00%, 05/01/27 500 526,080
5.00%, 05/01/29 500 540,722
City of Modesto, Community
Center Refinancing Project,
Series A (CP) (AMBAC)
5.00%, 11/01/23 5 5,005
City of Oroville Hospital (RB)
5.00%, 04/01/29 (c) 500 428,145
Compton Public Finance
Authority (RB)
4.50%, 09/01/24 (c) 1,000 979,532
County of Sacramento, Airport
System, Series C (RB)
5.00%, 07/01/27 250 263,789
County of Sacramento, Airport
System, Series E (RB)
5.00%, 07/01/28 115 127,554
County of Santa Barbara, Solid
Waste System, Series B (CP)
(AMBAC)
5.00%, 12/01/28 (c) 520 560,117
El Centro Financing Authority,
El Centro Regional Medical
Center Project (RB)
4.50%, 07/01/26 (c) 785 749,380
Irvine Unified School District
Community Facilities
District  No. 09-1, Series D
(ST)
5.00%, 09/01/26 110 114,491

Par
(000’s) Value
California (continued)
Lake Elsinore Public Financing
Authority, Local Agency (ST)
5.00%, 09/01/24 $ 230 $ 232,789
MSR Energy Authority, Series
A (RB)
6.12%, 11/01/29 260 279,364
Northern California Energy
Authority, Series A (RB)
4.00%, 07/01/24 (p) 1,250 1,253,007
Oakland Unified School District
(GO)
5.00%, 08/01/26 380 401,206
Palomar Health (RB)
5.00%, 11/01/25 250 256,438
5.00%, 11/01/26 (c) 90 93,413
Poway Unified School District
Public Financing Authority,
Series A (ST)
5.00%, 09/01/24 110 111,206
River Islands Public Financing
Authority, Improvement Area
No. 1, Series A (ST) (AGM)
5.00%, 09/01/29 (c) 500 572,913
San Francisco Community
College District (GO)
5.00%, 06/15/25 1,000 1,034,432
5.00%, 06/15/25 (c) 205 212,588
Western Hills Water District,
Diablo Grande Community
Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) * 370 122,100
29,970,972
Colorado : 1.6%
City and County of Broomfield,
Arista Metropolitan District,
Series A (GO)
4.38%, 12/01/23 (c) 500 483,038
City and County of Denver,
Colorado Airport System,
Series A (RB)
5.00%, 12/01/28 (c) 295 315,997
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/23 (c) 1,000 999,204
Colorado Health Facilities
Authority, Aberdeen Ridge,
Series B-1 (RB)
3.50%, 07/31/23 (c) 1,000 879,618
Denver Convention Center
Hotel Authority (RB)
5.00%, 12/01/26 (c) 600 617,950
Fountain Urban Renewal
Authority, South Academy
Highlands Project, Series A
(TA)
4.50%, 11/01/25 (c) 535 503,486
Par
(000’s) Value
Colorado (continued)
Painted Prairie Public
Improvement Authority (RB)
4.00%, 12/01/24 (c) $ 500 $ 469,500
Public Authority for Colorado
Energy, Natural Gas Purchase
(RB)
6.25%, 11/15/28 140 149,938
Rocky Mountain Rail Park
Metropolitan District (GO)
5.00%, 03/01/26 (c) 500 432,148
Southlands Metropolitan
District No. 1, Series A-1 (GO)
3.50%, 12/01/27 200 188,066
STC Metropolitan District No. 2,
Series A (GO)
4.00%, 12/01/24 (c) 500 466,637
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 09/01/26 (c) 1,000 838,760
6,344,342
Connecticut : 0.4%
Connecticut State Health
and Educational Facilities
Authority, Masonicare Issue,
Series F (RB)
4.00%, 07/01/26 (c) 120 111,326
Harbor Point Infrastructure
Improvement District, Harbor
Point Project (TA)
5.00%, 04/01/27 (c) 900 915,294
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/26 (c) 450 437,955
1,464,575
Delaware : 0.2%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/25 (c) (p) 1,000 914,674
Underline
District of Columbia : 0.1%
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School (RB)
4.00%, 06/01/30 500 477,192
Underline
Florida : 5.1%
Capital Trust Agency, Education
Growth Fund, LLC Charter
School Portfolio Project,
Series A-1 (RB)
3.38%, 07/01/31 1,540 1,441,316
Capital Trust Agency, Elim
Senior Housing, Inc., Project
(RB)
5.00%, 08/01/24 (c) 425 386,832

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Capital Trust Agency, The Marie
Selby Botanical Gardens, Inc.,
Project (RB)
4.00%, 06/15/26 (c) $ 535 $ 488,753
Central Florida Expressway
Authority, Series D (RB) (AGM)
5.00%, 07/01/31 (c) 500 578,963
City of Orlando, Florida Senior
Tourist Development Tax,
Series A (RB) (AGM)
5.00%, 11/01/27 (c) 500 537,398
City of Orlando, Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/27 600 641,393
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/25 (c) 290 298,323
County of Broward, School
District, Series B (CP)
5.00%, 07/01/27 (c) 315 336,671
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 02/15/30 (c) 1,500 1,587,218
County of Miami-Dade,
Industrial Development
Authority, NCCD-Biscayne
Properties LLC Project, Series
A (RB)
5.00%, 06/01/25 (c) 315 307,332
County of Miami-Dade, School
Board, Series D (CP)
5.00%, 02/01/26 (c) 120 124,385
County of Palm Beach, Atlantic
University Housing Project,
Series A (RB)
5.00%, 04/01/29 500 509,376
County of St. Lucie, School
District, Sales Tax (RB) (AGM)
5.00%, 10/01/25 250 258,982
Florida Development Finance
Corp. (RB)
6.12%, 07/01/26 (c) (p) 1,750 1,762,839
Florida Development Finance
Corp. Education Facilities,
Central School Project (RB)
5.00%, 08/15/32 500 495,336
Florida Development Finance
Corp. Education Facilities,
Cornerstone Chapter
Academy Project (RB)
5.00%, 10/01/29 (c) 500 510,328
Florida Development Finance
Corp., Renaissance Chapter
School Inc. Project, Series C
(RB)
4.00%, 09/15/27 (c) 470 430,201
Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp., Southwest Charter
Foundation Inc. Project,
Series A (RB)
5.12%, 06/15/27 $ 145 $ 139,747
Florida Development Finance
Corp., Virgin Trains USA
Passenger Rail Project, Series
A (RB)
6.38%, 01/01/26 (c) (p) 2,730 2,643,392
6.50%, 01/01/29 (c) (p) 2,750 2,653,782
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
5.00%, 07/31/23 (c) 500 477,351
JEA Electric System, Series B
(RB)
5.00%, 10/01/27 (c) 110 118,293
Mid-Bay Bridge Authority, First
Senior Lien, Series A (RB)
5.00%, 10/01/24 250 253,743
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 2,000 2,019,309
Village Community
Development District No. 12
(SA) (SAW)
3.80%, 05/01/28 465 464,972
Village Community
Development District No. 13
(SA)
2.62%, 05/01/24 125 123,647
3.00%, 05/01/29 235 220,496
19,810,378
Georgia : 2.0%
Atlanta Development
Authorities Senior Health
Care Facilities, Proton
Treatment Center Project,
Series A-1 (RB)
6.00%, 01/01/23 250 112,500
Burke County Development
Authority, Georgia Power
Company Plant Vogtle
Project, Series E (RB)
3.25%, 02/03/25 (p) 1,000 985,223
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/24 (c) 250 246,693
George L Smith II Congress
Center Authority, Convention
Center Hotel, First Ties, Series
A (RB)
2.38%, 01/01/31 1,500 1,306,656

Par
(000’s) Value
Georgia (continued)
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 $ 380 $ 390,790
Georgia State, Road and
Tollway Authority, Highway
Grant Anticipation (RB)
5.00%, 06/01/25 300 309,819
5.00%, 06/01/28 250 275,333
Glynn-Brunswick Memorial
Hospital Authority (RB)
5.00%, 08/01/25 (c) 1,500 1,469,217
Main Street Natural Gas, Inc.,
Series A-1 (RB)
5.50%, 09/15/25 135 137,935
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 09/01/26 (c) (p) 2,000 1,989,972
Marietta Development
Authority, University
Facilities, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/27 250 249,508
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.00%, 10/01/26 (c) 225 220,110
7,693,756
Guam : 1.5%
Guam Government, Business
Privilege Tax, Series D (RB)
5.00%, 11/15/25 (c) 360 365,855
Guam Government, Business
Privilege Tax, Series F (RB)
5.00%, 01/01/30 1,000 1,047,359
5.00%, 01/01/31 1,000 1,051,540
Guam Government,
Department of Education,
John F. Kennedy High School
and Energy Efficiency Project,
Series A (CP)
3.62%, 02/01/25 190 184,697
Guam Government, Hotel
Occupancy Tax, Series A (RB)
5.00%, 11/01/28 250 262,130
Guam Government, Series A
(RB)
5.00%, 12/01/24 1,000 1,011,245
Guam Power Authority, Series
A (RB)
5.00%, 10/01/32 (c) 880 957,332
Territory of Guam (RB)
5.00%, 12/01/25 1,000 1,021,378
5,901,536
Par
(000’s) Value
Hawaii : 0.4%
State of Hawaii Department of
Budget & Finance, Hawaiian
Electric Company, Inc., Series
A (RB)
3.10%, 05/01/26 $ 1,500 $ 1,452,296
Underline
Illinois : 14.5%
Board of Education of the City
of Chicago, Series A (GO)
(AMBAC)
5.50%, 12/01/31 1,000 1,079,901
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 (c) 1,000 1,047,974
5.00%, 12/01/29 1,000 1,051,074
5.00%, 12/01/30 (c) 1,500 1,575,537
5.00%, 12/01/30 (c) 2,000 2,104,977
7.00%, 12/01/25 (c) 200 213,653
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/28 (c) 200 211,050
5.00%, 12/01/28 (c) 250 260,285
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/26 230 236,274
Chicago Board of Education,
Series A (GO) (NATL)
0.01%, 12/01/24 310 293,289
0.01%, 12/01/26 310 270,674
0.01%, 12/01/28 795 639,656
Chicago Board of Education,
Series B (GO)
5.00%, 12/01/29 1,250 1,313,843
5.00%, 12/01/29 (c) 1,400 1,460,636
5.00%, 12/01/29 (c) 1,950 2,037,702
5.00%, 12/01/29 (c) 1,250 1,309,967
5.00%, 12/01/29 (c) 2,000 2,091,603
5.00%, 12/01/30 2,000 2,112,864
5.00%, 12/01/30 (c) 2,000 2,108,977
5.00%, 07/03/23 (c) 2,215 2,215,050
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/24 1,000 1,010,762
5.00%, 12/01/27 500 519,918
5.00%, 12/01/27 (c) 1,560 1,599,174
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/24 (c) 1,320 1,325,773
Chicago Midway International
Airport, Series A (RB) (AGM)
5.00%, 01/01/24 (c) 750 751,769
Chicago Midway International
Airport, Series B (RB)
5.00%, 01/01/24 (c) 260 261,421
Chicago O'Hare International
Airport, Series B (RB)
4.00%, 07/03/23 (c) 1,000 998,260
5.00%, 01/01/25 (c) 295 298,788
5.00%, 01/01/25 (c) 105 107,088

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
5.00%, 01/01/25 (c) $ 190 $ 192,566
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.01%, 12/01/29 575 442,716
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/28 ^ 1,515 1,218,968
0.00%, 12/01/29 ^ 585 450,415
0.01%, 12/01/24 515 487,238
0.01%, 12/01/25 560 508,677
0.01%, 12/01/26 490 427,840
0.01%, 12/01/30 190 139,953
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/24 115 116,108
5.00%, 06/01/25 1,000 1,023,224
5.00%, 06/01/26 535 556,346
Chicago Transit Authority,
Federal Transit
Administration Section 5337
Urbanized Area Formula (RB)
5.00%, 06/01/25 1,000 1,023,224
City of Chicago, Neighborhoods
Alive 21 Program, Series B
(GO)
5.00%, 01/01/25 280 284,835
City of Chicago, Second Lien
Water (RB)
5.00%, 11/01/24 (c) 100 101,742
5.00%, 11/01/24 (c) 150 152,705
5.00%, 11/01/24 (c) 270 274,605
City of Chicago, Second Lien
Water, Series A-1 (RB)
5.00%, 11/01/26 (c) 100 104,421
City of Chicago, Series A (GO)
5.00%, 01/01/30 1,500 1,616,352
5.25%, 01/01/24 (c) 180 181,400
City of Chicago, Series C (GO)
5.00%, 01/01/25 1,090 1,108,820
Cook County Community
College District No. 508 (GO)
5.25%, 12/01/23 (c) 240 240,467
County of Cook, Series A (GO)
5.00%, 11/15/26 (c) 500 524,964
Eastern Illinois Economic
Development Authority (RB)
5.00%, 11/01/28 (c) 1,000 981,852
Illinois Finance Authority,
Admiral Lake Project (RB)
5.00%, 05/15/24 (c) 500 459,523
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * 1,190 476,000
Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority,
Lutheran Life Communities,
Series A (RB)
5.00%, 11/01/26 (c) $ 250 $ 243,904
Illinois Finance Authority,
Roosevelt University (RB)
5.40%, 07/31/23 (c) 100 97,851
Illinois Finance Authority, Three
Crowns Park (RB)
4.00%, 02/15/24 (c) 205 198,556
Illinois Municipal Electric
Agency, Power Supply
System, Series A (RB)
5.00%, 08/01/25 (c) 785 809,330
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 395 405,176
5.00%, 06/15/29 545 559,871
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 260 228,778
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 12/15/24 ^ 130 123,000
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/27 (c) 500 522,735
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^ 115 95,551
Northern Illinois Municipal
Power Agency, Series A (RB)
5.00%, 12/01/26 (c) 330 348,024
State of Illinois (GO)
3.50%, 06/01/26 (c) 350 336,412
4.00%, 08/08/23 (c) 185 185,017
4.12%, 11/01/26 (c) 100 100,490
4.12%, 08/08/23 (c) 300 300,034
5.00%, 11/01/24 705 717,212
5.00%, 02/01/24 (c) 150 150,822
5.00%, 05/01/24 (c) 100 100,965
State of Illinois (GO) (NATL)
6.00%, 11/01/26 2,000 2,095,473
State of Illinois, Sales Tax (RB)
4.00%, 06/15/26 (c) 810 819,398
5.00%, 06/15/26 235 244,297
5.00%, 07/31/23 (c) 285 285,289
5.00%, 07/31/23 (c) 190 190,162
State of Illinois, Series A (GO)
4.00%, 08/08/23 (c) 100 100,009
5.00%, 03/01/31 (c) 2,200 2,423,181
State of Illinois, Series C (GO)
5.00%, 11/01/27 (c) 315 335,192

Par
(000’s) Value
Illinois (continued)
State of Illinois, Series D (GO)
5.00%, 11/01/27 (c) $ 460 $ 489,758
56,109,387
Indiana : 2.0%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 07/03/23 (c) 290 275,770
Indiana Finance Authority
Midwestern Disaster Relief,
Ohio Valley Electric Corp.
Project, Series C (RB)
3.00%, 11/01/30 1,000 918,290
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 3,015 3,038,282
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series B (RB)
3.00%, 11/01/30 1,000 918,290
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 2,000 1,984,865
Indianapolis Local Public
Improvement, Indianapolis
Airport Authority Project,
Series D (RB)
5.00%, 01/01/29 500 535,524
7,671,021
Iowa : 0.8%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/24 (c) 945 918,559
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Company
Project (RB)
4.00%, 12/01/32 (c) (p) 1,000 982,373
Iowa Finance Authority,
Northcrest , Inc. Project,
Series B (RB)
5.00%, 03/01/24 (c) 300 298,292
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 755 729,762
2,928,986
Kansas : 0.2%
City of Goddard, Olympic Park
Star Bond Project (RB)
3.60%, 06/21/23 (c) 150 142,299
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/26 (c) 600 514,616
Par
(000’s) Value
Kansas (continued)
Kansas Development Finance
Authority, Village Shalom
Project, Series B (RB) (AGC)
4.00%, 11/15/25 $ 100 $ 94,497
751,412
Kentucky : 1.0%
City of Henderson, Pratt Paper,
LLC Project, Series B (RB)
3.70%, 01/01/32 2,000 1,953,245
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 108,
Series A (RB)
5.00%, 08/01/25 (c) 140 144,640
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 108,
Series B (RB)
5.00%, 08/01/26 140 147,279
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 112,
Series B (RB)
5.00%, 11/01/25 630 655,191
5.00%, 11/01/26 (c) 325 344,172
Kentucky Asset Liability
Commission Project, Federal
Highway Trust, Series A (RB)
5.25%, 09/01/23 (c) 250 250,362
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/26 65 62,929
Kentucky Municipal Power
Agency, Prairie State Project,
Series A (RB) (NATL)
5.00%, 09/01/25 (c) 175 179,058
3,736,876
Louisiana : 2.0%
Calcasieu Parish
Service District, Lake
Charles  Memorial Hospital
Project (RB)
5.00%, 12/01/27 1,025 1,005,050
Calcasieu Parish
Service District, Lake
Charles  Memorial Hospital
Project (RB) (SBG)
5.00%, 12/01/29 150 146,629
City of New Orleans, Louisiana
Water (RB)
5.00%, 12/01/25 (c) 305 317,659
City of Shreveport, Water and
Sewer, Series C (RB) (BAM)
5.00%, 12/01/26 525 552,826

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/27 (c) $ 4,310 $ 4,167,284
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project (RB)
7.00%, 07/01/24 (d) * 330 3
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 521 5
Parish of St James, Nustar
Logistics, LP Project (RB)
6.10%, 06/01/30 (p) 1,500 1,615,925
7,805,381
Maryland : 1.3%
City of Baltimore, Convention
Center Hotel (RB)
5.00%, 09/01/27 (c) 1,200 1,207,167
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
4.00%, 09/01/27 200 197,544
County of Frederick, Mount
Saint Mary's University, Series
A (RB)
5.00%, 09/01/27 350 350,261
County of Howard, Series A (TA)
4.00%, 02/15/26 (c) 200 196,820
Maryland Economic
Development Corp., CNX
Marine Terminal, Inc. Port of
Baltimore Facility (RB)
5.75%, 07/31/23 (c) 695 701,544
Maryland Economic
Development Corp., Port
Covington Project (TA)
3.25%, 09/01/30 2,000 1,878,764
Maryland Economic
Development Corp.,
Transportation Facilities,
Series A (RB)
5.00%, 06/01/28 425 447,006
4,979,106
Massachusetts : 0.6%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/26 (c) 490 494,530
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series I
(RB)
5.00%, 07/01/26 (c) 310 324,013
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series K
(RB)
5.00%, 07/01/28 $ 500 $ 539,959
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 07/21/23 (c) 250 240,511
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/27 (c) 335 351,126
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
I (RB)
5.00%, 07/01/26 (c) 100 103,508
Massachusetts Educational
Financing Authority (RB)
5.00%, 01/01/25 (c) 275 278,177
2,331,824
Michigan : 1.7%
City of Detroit, Michigan
Unlimited Tax (GO)
5.00%, 04/01/26 1,000 1,021,614
City of Detroit, Series A (GO)
(SBG)
5.00%, 04/01/31 (c) 500 527,587
Grand Rapids Economic
Development Corp., Beacon
Hill at Eastgate , Series A (RB)
4.00%, 11/01/24 (c) 250 232,631
Great Lakes Water Authority,
Water Supply System, Senior
Lien, Series C (RB)
5.00%, 07/01/26 (c) 1,000 1,049,661
5.00%, 07/01/26 (c) 500 526,696
Michigan Finance Authority
Higher Education, Aquinas
College Project (RB)
4.00%, 05/01/31 500 440,711
Michigan Finance Authority
Higher Education, Thomas
M. Cooley Law School Project
(RB)
6.25%, 07/01/24 (c) 1,000 980,153
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 12/31/28 (c) 155 162,331
Wayne County Airport
Authority, Detroit
metropolitan Wayne County
Airport, Series C (RB)
5.00%, 12/01/27 1,415 1,533,898
6,475,282

Par
(000’s) Value
Minnesota : 0.6%
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/24 (c) $ 100 $ 94,952
City of Blaine, Senior Housing
and Health Facility, Series A
(RB)
5.12%, 07/01/25 (d) * 415 269,750
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.25%, 07/01/25 (c) 350 332,077
Duluth Economic Development
Authority, Benedictine Health
System, Series A (RB)
4.00%, 07/01/26 (c) 1,000 914,995
Saint Paul Minnesota Housing
and Redevelopment
Authority, Health Care, Series
A (RB)
5.00%, 07/01/25 (c) 500 512,097
Saint Paul Minnesota Housing
and Redevelopment
Authority, HMONG College
Prep Academy Project, Series
A (RB)
5.00%, 09/01/26 100 100,072
2,223,943
Mississippi : 0.5%
Mississippi Business Finance
Corp., Enviva , Inc. Project,
(RB)
7.75%, 07/15/32 (c) (p) 2,195 1,645,931
Mississippi Business Finance
Corp., Waste Pro USA, Inc.
Project (RB)
5.00%, 08/02/27 (p) 500 483,483
2,129,414
Missouri : 1.0%
City of St. Ann, Northwest Plaza
Redevelopment Project,
Series A (TA)
4.62%, 11/01/27 (c) 455 442,545
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
3.88%, 11/15/26 (c) 205 178,181
Kansas City Land Clearance
Redevelopment Authority,
Convention Center Hotel
Project, Series B (TA) (AMBAC)
4.38%, 02/01/28 (c) 1,915 1,658,983
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/25 (c) 125 115,963
Par
(000’s) Value
Missouri (continued)
Maryland Heights Industrial
Development Authority, San
Louis Community Ice Center
Project, Series A (RB) (BAM)
4.38%, 03/15/28 (c) $ 365 $ 337,412
Plaza at Noah's Ark Community
Improvement District (RB)
3.00%, 05/01/29 (c) 500 452,856
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/25 (c) 500 492,282
3,678,222
Nebraska : 0.2%
Central Plains Energy Project,
Gas Project Crossover, Series
A (RB)
5.00%, 09/01/27 500 515,001
5.00%, 09/01/28 100 104,062
5.00%, 09/01/30 125 132,433
751,496
Nevada : 0.9%
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 07/31/23 (c) 250 247,723
City of Sparks, Tourism
Improvement District No. 1,
Legends at Sparks Marina
(RB)
2.75%, 06/15/28 955 891,078
Clark County, Airport System,
Series A-2 (RB)
5.00%, 07/01/24 (c) 100 101,630
Clark County, Nevada Pollution
Control, Southern California
Edison Company (RB)
2.10%, 06/01/31 5 4,257
Clark County, School District,
Series B (GO) (AGM)
5.00%, 06/15/29 (c) 250 278,862
5.00%, 06/15/29 250 278,449
Clark County, School District,
Series B (GO) (BAM)
5.00%, 06/15/30 250 283,320
Clark County, School District,
Series C (GO)
5.00%, 12/15/25 (c) 115 119,548
State of Nevada, Department
of Business and Industry,
Fulcrum Sierra Biofuels, LLC
Project (RB)
5.88%, 12/15/27 344 351,814
Tahoe-Douglas Visitors
Authority (RB)
5.00%, 07/01/30 (c) 1,000 1,036,955
3,593,636

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Hampshire : 0.1%
National Finance Authority,
Covanta Project, Series A (RB)
4.00%, 07/31/23 (c) $ 250 $ 240,802
New Hampshire Health and
Education Facilities Authority,
Hillside Village, Series A (RB)
5.25%, 07/01/24 (c) (d) * 242 53,259
294,061
New Jersey : 4.2%
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 07/31/23 (c) 2,000 2,004,387
5.62%, 03/05/24 (c) 1,000 1,014,772
5.75%, 07/31/23 (c) 300 300,767
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/27 (c) 1,155 1,167,677
5.00%, 07/01/27 (c) 1,000 1,051,618
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series A (RB)
4.00%, 11/01/27 380 387,471
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
4.00%, 11/01/25 500 503,495
5.00%, 11/01/25 115 118,839
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AGM)
5.00%, 11/01/29 (c) 110 121,226
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.50%, 12/15/26 (c) 115 123,223
New Jersey Economic
Development Authority,
School Facilities Construction,
Series BBB (RB)
5.50%, 12/15/26 (c) 100 108,169
New Jersey Economic
Development Authority,
School Facilities Construction,
Series PP (RB)
5.00%, 06/15/24 (c) 500 507,749
5.00%, 06/15/24 (c) 320 324,959
5.00%, 06/15/24 (c) 340 345,123
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.25%, 06/15/25 (c) $ 440 $ 443,221
4.38%, 06/15/25 (c) 130 131,507
5.00%, 06/15/25 (c) 345 357,036
New Jersey Economic
Development Authority, State
House Project, Series B (RB)
4.00%, 12/15/28 (c) 750 769,729
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/25 (c) 175 158,770
New Jersey Educational
Facilities Authority, Higher
Education Facilities Trust (RB)
5.00%, 06/15/24 (c) 145 146,793
5.00%, 06/15/24 (c) 175 177,435
New Jersey Health Care
Facilities Financing
Authority, Hospital Asset
Transformation Program (RB)
5.00%, 10/01/24 315 320,509
New Jersey State Turnpike
Authority, Series A (RB) (AGM)
5.25%, 01/01/26 500 526,191
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/25 ^ 120 109,963
0.00%, 12/15/26 ^ 360 319,013
0.00%, 12/15/32 ^ 5 3,527
5.00%, 12/15/28 (c) 205 223,445
5.00%, 06/15/26 (c) 395 414,669
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
5.00%, 06/15/26 (c) 110 115,450
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
5.00%, 06/15/25 (c) 275 282,550
5.25%, 06/15/25 (c) 435 449,189
5.25%, 06/15/25 (c) 100 103,494
5.25%, 06/15/25 (c) 365 377,127
State of New Jersey, Covid-19
General Emergency, Series
A (GO)
5.00%, 06/01/26 500 524,907
5.00%, 06/01/27 500 535,719
State of New Jersey, Various
Purposes (GO)
3.00%, 06/01/26 80 78,830
5.00%, 06/01/27 100 107,331

Par
(000’s) Value
New Jersey (continued)
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/28 $ 655 $ 705,520
5.00%, 06/01/28 (c) 640 690,265
5.00%, 06/01/28 (c) 150 161,684
16,313,349
New Mexico : 0.8%
City of Farmington, New Mexico
Pollution Control, Public
Service Company of San Juan
And Four Corners Projects,
Series B (RB)
2.15%, 10/01/31 (c) 1,700 1,345,491
City of Farmington, New Mexico
Pollution Control, Southern
California Edison Company
Four Corners Project, Series
A (RB)
1.80%, 04/01/29 1,100 964,015
City of Farmington, New Mexico
Pollution Control, Southern
California Edison Company
Four Corners Project, Series
B (RB)
1.80%, 04/01/29 1,000 876,377
3,185,883
New York : 12.9%
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 01/15/27 (c) 100 102,966
5.00%, 01/15/27 (c) 100 103,128
5.00%, 01/15/27 (c) 1,800 1,847,544
5.00%, 07/15/26 100 102,841
Build NYC Resource Corp.,
Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project (RB)
5.00%, 12/31/28 1,185 1,127,692
Build NYC Resource Corp., New
World Preparatory Chapter
School Project, Series A (RB)
4.00%, 06/15/31 275 257,617
Build NYC Resource Corp.,
Richmond Preparatory
Chapter School Project,
Series A (RB)
4.00%, 06/01/29 (c) 595 562,713
County of Suffolk, Series A (GO)
(AGM)
5.00%, 02/01/26 250 261,883
County of Suffolk, Series B (GO)
(AGM)
5.00%, 10/15/26 250 265,927
Dutchess County Local
Development Corp., Health
Quest System, Inc., Series B
(RB)
5.00%, 07/01/26 (c) 275 282,807
Par
(000’s) Value
New York (continued)
5.00%, 07/01/26 (c) $ 270 $ 277,734
Huntington Local Development
Corp., Gurwin Independent
Housing, Inc., Fountaingate
Gardens Project (RB)
4.00%, 07/01/27 935 893,778
Metropolitan Transportation
Authority, Series A-1 (RB)
5.00%, 05/15/26 (c) 250 257,722
Metropolitan Transportation
Authority, Series C-1 (RB)
5.00%, 05/15/28 (c) 250 266,473
Metropolitan Transportation
Authority, Series D (RB)
5.00%, 11/15/26 (c) 500 518,571
5.00%, 05/15/28 (c) 560 596,375
Metropolitan Transportation
Authority, Series D-1 (RB)
5.00%, 11/15/25 (c) 250 257,356
5.00%, 11/15/25 (c) 250 256,914
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
5.00%, 12/01/30 (c) 500 529,984
5.00%, 12/01/30 (c) 1,060 1,116,516
Monroe County Industrial
Development Corp., St. Ann's
Community Project (RB)
4.00%, 01/01/26 (c) 930 852,115
New York Convention Center
Development Corp., Hotel
Unit (RB)
5.00%, 11/15/25 (c) 500 516,200
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.15%, 11/15/24 (c) 1,000 1,002,015
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/24 250 250,646
5.00%, 08/01/28 (c) 1,000 1,010,075
5.00%, 08/01/28 (c) 945 955,549
5.00%, 08/01/28 (c) 2,395 2,422,426
5.00%, 09/01/27 1,000 1,003,195
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
2.88%, 12/03/29 (p) 1,000 886,271
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
(FHA)
2.75%, 09/02/25 (c) (p) 600 577,144
New York Transportation
Development Corp. (RB)
(AGM)
5.00%, 12/01/31 1,885 2,051,372

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
2.25%, 08/01/26 $ 815 $ 784,901
5.00%, 07/21/23 (c) 620 621,234
5.00%, 07/21/23 (c) 4,155 4,159,513
5.25%, 08/01/30 (c) 865 898,486
New York Transportation
Development Corp., Delta
Air Lines, Inc., LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 10/01/30 4,380 4,364,443
5.00%, 01/01/28 (c) 785 813,070
5.00%, 01/01/28 (c) 4,405 4,564,531
5.00%, 01/01/28 (c) 780 807,306
New York Transportation
Development Corp., John F.
Kennedy Interational Airport
Project, Series A (RB)
5.00%, 12/01/24 2,050 2,079,430
New York Transportation
Development Corp., John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 2,100 1,866,881
Niagara Area Development
Corp., New York Solid Waste
Disposal Facility, Series B (RB)
3.50%, 07/31/23 (c) 1,500 1,475,343
Syracuse Industrial
Development Agency,
Carousel Center Project,
Series A (RB)
5.00%, 01/01/26 (c) 750 584,646
5.00%, 01/01/26 (c) 1,130 878,487
Town of Oyster Bay, Public
Improvement, Series B (GO)
(AGM)
3.25%, 02/01/26 (c) 665 672,879
Town of Ramapo, Public
Improvement, Series A (GO)
(FGIC)
4.00%, 07/31/23 (c) 120 114,381
4.12%, 07/31/23 (c) 100 94,775
Triborough Bridge & Tunnel
Authority, MTA Bridges
and Tunnels, Series A (RB)
(BAM-TCRS)
5.00%, 08/15/24 1,800 1,829,674
Trust for Cultural Resources of
The City of New York, Lincoln
Center for the Performing
Arts, Inc., Series A (RB)
5.00%, 12/01/30 (c) 1,000 1,138,057
Par
(000’s) Value
New York (continued)
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/27 (c) $ 70 $ 73,295
5.00%, 06/01/27 70 73,166
Ulster County Capital Resource
Corp., Woodland Pond of
New Paltz Project (RB)
4.00%, 09/15/24 (c) 275 260,899
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
4.00%, 10/15/29 200 189,127
49,758,073
North Carolina : 0.3%
North Carolina Eastern
Municipal Power Agency,
Series B (RB) (NATL)
6.00%, 01/01/25 125 129,274
North Carolina Medical Care
Commission, Vedan Health
(RB)
5.00%, 06/01/25 (c) 250 258,544
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/25 350 356,745
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/29 (c) 500 545,776
1,290,339
North Dakota : 0.5%
City of Grand Forks ND (RB)
5.00%, 12/01/31 (c) 500 521,125
County of Grand Forks, Red
River Biorefinery , LLC Project,
Series A (RB)
6.62%, 06/15/26 (c) (d) * 3,000 1,500,000
2,021,125
Ohio : 1.9%
American Municipal Power,
Inc., Series A (RB)
5.00%, 02/15/29 500 549,371
County of Cuyahoga, Health
Care and Independent Living
Facilities, Series A (RB)
5.00%, 05/15/29 (c) 920 884,493
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/25 250 253,718
5.00%, 02/15/26 50 50,949
5.00%, 02/15/27 (c) 110 112,751
5.00%, 02/15/27 350 360,177

Par
(000’s) Value
Ohio (continued)
County of Muskingum, Ohio
Hospital Facilities, Genesis
Healthcare System (RB)
5.00%, 07/31/23 (c) $ 1,860 $ 1,859,984
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series B (RB)
2.60%, 10/01/29 (c) (p) 1,000 877,068
Ohio Air Quality Development
Authority, American Electric
Company Project, Series A
(RB)
2.40%, 10/01/29 (c) (p) 500 436,195
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,000 1,887,718
7,272,424
Oklahoma : 0.8%
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/26 1,000 999,347
5.00%, 08/15/27 250 249,135
Tulsa Municipal Airport Trust,
American Airlines, Inc. (RB)
5.00%, 06/01/25 (c) (p) 2,000 2,011,672
3,260,154
Oregon : 0.0%
Oregon State Business
Development Commission,
Red Rock Biofuels LLC Clean
Energy Project (RB)
11.50%, 04/01/26 (c) (d) * 500 5
Underline
Pennsylvania : 4.5%
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/27 1,050 1,071,374
5.00%, 05/01/28 875 893,625
5.00%, 05/01/28 1,420 1,450,194
Berks County Industrial
Development Authority,
Tower Health Project (RB)
4.00%, 11/01/27 (c) 200 126,330
5.00%, 11/01/24 1,000 782,804
5.00%, 11/01/25 1,000 708,608
5.00%, 11/01/26 400 282,247
5.00%, 11/01/27 (c) 1,065 694,290
Berks County Municipal
Authority, Tower Health
Project, Series A (RB)
5.00%, 02/01/30 800 521,995
5.00%, 02/01/31 425 277,062
Berks County Municipal
Authority, Tower Health
Project, Series B-2 (RB)
5.00%, 02/01/27 (c) (p) 1,500 1,028,374
Par
(000’s) Value
Pennsylvania (continued)
City of Philadelphia, Gas Works,
Series 13 (RB)
5.00%, 08/01/25 $ 80 $ 82,370
County of Albemarle, Industrial
Development Authority
Environmental Improvement,
United States Steel Corp.
Project (RB)
4.88%, 11/01/24 1,500 1,510,813
Dauphin County General
Authority University,
Harrisburg University of
Science and Technology
Project (RB)
4.25%, 10/15/26 1,750 1,693,904
5.00%, 10/15/27 250 246,818
5.00%, 10/15/28 (c) 500 486,123
Doylestown Hospital Authority,
Series A (RB) (SBG)
5.00%, 07/31/23 (c) 250 244,733
Fulton County Industrial
Development Authority,
Medical Center Project (RB)
4.00%, 07/01/26 (c) 660 644,792
Montgomery County Industrial
Development Authority,
Whitemarsh Continuing
Care Retirement Community
Project (RB)
4.00%, 01/01/25 720 707,000
Pennsylvania Economic
Development Financing
Authority, Pennsylvania Rapid
Bridge Replacement Project
(RB)
5.00%, 06/30/26 130 132,955
Pennsylvania Turnpike
Commission, Series A-2 (RB)
5.00%, 06/01/26 (c) 100 105,022
Pennsylvania Turnpike
Commission, Series B (RB)
5.00%, 12/01/25 (c) 765 796,562
Pennsylvania Turnpike
Commission, Series E (RB)
6.00%, 12/01/27 (c) 875 985,582
Philadelphia Authority for
Industrial Development,
University of the Arts (RB)
4.50%, 03/15/28 (c) 675 655,392
4.50%, 03/15/28 (c) 25 26,609
Philadelphia Authority,
Industrial Development,
Electrical and Technology
Charter School Project, Series
A (RB)
4.00%, 06/01/31 565 536,818
Philadelphia Gas Works Co.
(RB)
5.00%, 10/01/26 100 105,167

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (SAW)
5.00%, 12/01/26 (c) $ 200 $ 209,313
The Hospitals and Higher
Education, Facilities Authority
of Philadelphia (RB)
5.00%, 07/01/26 115 117,839
5.00%, 07/01/27 (c) 275 284,300
17,409,015
Puerto Rico : 6.1%
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
5.00%, 07/01/30 3,000 3,106,189
6.12%, 07/01/24 210 214,052
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/28 1,000 1,030,673
5.00%, 07/01/31 (c) 2,000 2,045,826
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c) 2,000 1,902,194
5.38%, 07/01/25 3,638 3,723,216
5.62%, 07/01/27 1,000 1,052,004
5.62%, 07/01/29 3,000 3,210,353
5.75%, 07/01/31 2,000 2,183,739
Puerto Rico Electric Power
Authority (RB) (NATL)
5.00%, 08/31/23 (c) 545 545,133
Puerto Rico Electric Power
Authority, Series UU (RB)
(AGM)
5.00%, 07/31/23 (c) 250 251,673
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Series A (RB)
6.62%, 07/31/23 (c) (d) * 100 70,000
Puerto Rico Municipal Finance
Agency, Series A (RB) (AGM)
5.00%, 07/31/23 (c) 780 785,219
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.01%, 07/01/28 (c) 1,500 975,264
0.01%, 07/01/28 (c) 2,000 1,428,260
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGM)
0.01%, 07/01/28 (c) 1,308 1,022,947
23,546,742
Rhode Island : 0.5%
Rhode Island Commerce
Corp., Department of
Transportation, Series A (RB)
5.00%, 05/15/30 (c) 400 450,571
5.00%, 05/15/30 (c) 250 280,431
Par
(000’s) Value
Rhode Island (continued)
Rhode Island Commerce
Corp., Department of
Transportation, Series B (RB)
5.00%, 06/15/26 $ 155 $ 162,984
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/26 (c) 1,000 988,108
1,882,094
South Carolina : 0.6%
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.00%, 12/15/26 (c) 600 602,547
South Carolina Jobs-Economic
Development Authority, Solid
Waste Disposal, Series A (RB)
5.25%, 07/01/25 (c) 755 777,070
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/24 (c) 305 295,286
South Carolina Public Service
Authority, Series A (RB)
5.00%, 06/01/25 (c) 290 297,609
5.00%, 06/01/26 (c) 525 542,505
2,515,017
Tennessee : 0.5%
Blount County, Health and
Educational Facilities Board,
Series A (RB)
5.00%, 01/01/25 (c) (d) * 500 250,000
Memphis-Shelby County
Industrial Development
Board, Graceland Project,
Series A (TA)
4.75%, 07/01/27 (d) * 105 89,168
Tennessee Energy Acquisition
Corp., Gas Project (RB)
4.00%, 11/01/25 (c) (p) 1,000 994,709
Tennessee Energy Acquisition
Corp., Gas Project, Series A
(RB)
5.25%, 09/01/26 525 535,626
1,869,503
Texas : 8.6%
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/27 (c) 1,155 1,180,485
5.00%, 01/01/27 (c) 1,200 1,225,209
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/26 775 781,032

Par
(000’s) Value
Texas (continued)
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series A (RB)
5.00%, 01/01/27 (c) $ 500 $ 500,122
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/29 (c) 50 56,009
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/24 (c) 2,465 2,259,303
Central Texas Regional Mobility
Authority, Series B (RB)
5.00%, 01/01/31 (c) 750 831,820
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/26 (c) 1,000 1,037,831
Central Texas Turnpike System,
Series C (RB)
5.00%, 08/15/24 120 121,452
Cities of Dallas & Fort
Worth, Dallas/ Forth Worth
International Airport, Series
A (RB)
5.00%, 11/01/23 (c) 1,000 1,001,235
City of Austin, Texas Airport
System (RB)
5.00%, 11/15/24 (c) 395 400,312
5.00%, 11/15/25 625 643,254
City of Houston, Airport
System, Series C (RB)
5.00%, 07/01/27 180 189,322
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project (RB)
5.00%, 07/01/24 (c) 2,250 2,256,385
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project, Series A
(RB)
5.00%, 07/01/27 250 252,773
City of Houston, Continental
Airlines, Inc., Terminal
Improvement Projects (RB)
6.50%, 07/03/23 (c) 200 200,623
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 1,000 1,011,299
5.00%, 07/15/28 500 508,171
Par
(000’s) Value
Texas (continued)
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 $ 1,500 $ 1,524,514
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/25 (c) 1,000 1,007,008
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-2 (RB)
5.00%, 07/15/27 1,750 1,769,772
Clifton Higher Education
Finance Corp. (RB)
5.50%, 06/15/31 (c) 1,000 1,015,235
Clifton Higher Education
Finance Corp., Series A (RB)
4.62%, 08/15/25 60 59,397
5.12%, 08/15/25 (c) 200 200,436
Clifton Higher Education
Finance Corp., Series D (RB)
5.25%, 08/15/25 (c) 500 501,997
Gulf Coast Industrial
Development Authority,
CITGO Petroleum Corp.
Project (RB)
4.88%, 07/31/23 (c) 335 334,116
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.01%, 11/15/29 315 245,066
Harris County-Houston Sports
Authority (RB) (NATL)
0.00%, 11/15/24 (c) ^ 1,005 559,594
Love Field Airport
Modernization Corp.,
Southwest Airlines Co. (RB)
5.00%, 07/31/23 (c) 1,000 1,000,203
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project (RB)
5.00%, 05/15/25 (c) 335 344,658
5.00%, 05/15/29 (c) 200 221,058
Matagorda County District No.
1, Pollution Control, Series B
(RB) (AMBAC)
4.55%, 05/01/30 105 107,366
Matagorda County Navigation
District No 1 (RB)
4.00%, 07/31/23 (c) 2,100 2,092,397
4.00%, 08/31/23 (c) 1,150 1,145,837

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.00%, 02/15/26 (c) (d) * $ 113 $ 3,398
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 07/21/23 (c) 3,200 3,122,259
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
4.00%, 07/01/24 (c) 1,000 893,111
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 07/31/23 (c) 185 185,358
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/24 100 90,500
North Texas Tollway Authority,
First Tier, Series D (RB) (AGC)
0.01%, 01/01/29 405 337,153
North Texas Tollway Authority,
Second Tier, Series B (RB)
5.00%, 01/01/26 (c) 185 193,399
Port Beaumont Navigation
District, Texas Dock & Wharf
Facility, Series A (RB)
2.62%, 07/31/23 (c) 550 438,487
SA Energy Acquisition Public
Facility Corp. (RB)
5.50%, 08/01/24 55 55,615
5.50%, 08/01/25 125 127,717
5.50%, 08/01/27 110 114,723
Tarrant County Cultural
Education Facilities Finance
Corp., MRC Stevenson Oaks
Project, Series A (RB)
6.25%, 11/15/27 (c) 250 241,213
Tarrant County Cultural
Education Facilities Finance
Corp., Retirement Facility (RB)
4.00%, 05/15/24 (c) 225 213,390
Texas Municipal Gas
Acquisition and Supply Corp.
I, Senior Lien, Series A (RB)
5.25%, 12/15/23 15 15,057
5.25%, 12/15/24 60 60,864
5.25%, 12/15/25 100 102,406
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 350 358,279
33,138,220
Par
(000’s) Value
Utah : 0.5%
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
4.50%, 06/15/27 $ 700 $ 680,599
Utah Salt Lake City,
International Airport, Series
A (RB)
5.00%, 07/01/31 1,000 1,103,575
1,784,174
Virgin Islands : 0.9%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/28 585 591,395
5.00%, 10/01/32 1,000 1,007,245
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/24 200 197,430
5.00%, 10/01/24 (c) 1,000 918,547
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/31/23 (c) 55 53,008
5.00%, 07/31/23 (c) 620 588,491
5.00%, 07/31/23 (c) 75 73,366
3,429,482
Virginia : 1.0%
Amherst Industrial
Development Authority,
Educational Facilities, Sweet
Briar College (RB)
4.75%, 07/03/23 (c) 140 131,944
Peninsula Town Center
Community Development
Authority (RB)
4.50%, 09/01/27 (c) 325 322,553
Roanoke County Economic
Development Authority,
Series A (RB)
4.75%, 09/01/26 (c) (d) * 1,835 1,101,000
Roanoke Economic
Development Authority,
Residential Care Facility (RB)
4.30%, 09/01/27 (c) (d) * 1,525 915,000
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/25 (c) 710 716,262
Virginia Small Business
Financing Authority, Elizabeth
River Crossing OPCO LLC
Project (RB)
4.00%, 01/01/31 635 638,074
3,824,833

Par
(000’s) Value
Washington : 1.5%
King County, Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.00%, 12/01/25 $ 110 $ 109,522
Klickitat County, Public Hospital
District No. 2 (RB)
4.00%, 12/01/27 750 714,358
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
B-2 (RB)
5.00%, 08/01/25 (c) (p) 480 488,399
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,250 2,171,299
Washington State, Convention
Center Public Facilities
District, Series B (RB)
4.00%, 07/01/31 (c) 250 251,780
Washington State, Convention
Center Public Facilities
District, Series B (RB) (AGM)
4.00%, 07/01/31 (c) 1,000 1,007,709
Washington State, Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
3.75%, 07/01/26 140 133,228
4.00%, 01/01/25 (c) 500 477,275
5.00%, 01/01/25 (c) 365 338,236
5,691,806
West Virginia : 0.5%
County of Ohio, Fort Henry
Centre Tax Increment
Financing District No. 1, The
Highlands Project (TA)
4.75%, 07/31/23 (c) 680 673,067
Par
(000’s) Value
West Virginia (continued)
West Virginia Economic
Development Authority, Arch
Resources Project (RB) (SAW)
4.12%, 07/01/25 (c) (p) $ 1,000 $ 986,506
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
5.00%, 06/01/26 150 156,851
1,816,424
Wisconsin : 1.3%
Public Finance Authority,
Celanese Corp., Series C (RB)
4.30%, 05/01/26 (c) 1,000 993,793
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/27 (c) $ 430 $ 382,465
Public Finance Authority, North
Carolina Charter Educational
Foundation Project, Series
A (RB)
4.10%, 06/15/26 425 409,816
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/26 (c) 505 453,912
Public Finance Authority,
Phoenix Academy Project,
Series A (RB)
5.00%, 06/15/24 (c) 150 143,038
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.00%, 12/01/27 1,505 1,528,003
Public Finance Authority, Waste
Management, Inc. Project,
Series A-1 (RB)
2.62%, 11/01/25 1,050 1,008,327
4,919,354
Total Municipal Bonds: 99.2%
(Cost: $416,482,730) 383,632,953
Other assets less liabilities: 0.8% 3,058,109
NET ASSETS: 100.0% $ 386,691,062

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
FGIC Financial Guaranty Insurance Co.
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
TA Tax Allocation
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
* Non-income producing
(d) Security in default
^ Zero Coupon Bond
Summary of Investments by Sector
% of
Investments Value
Industrial Development Revenue 20.8% $ 79,906,162
Local GO 11.5 44,098,673
Tax 8.8 33,805,185
Hospitals 8.4 32,063,895
Power 6.2 23,918,825
Education 6.2 23,772,181
Utilities - Other 5.4 20,661,094
State GO 5.4 20,652,860
Airport 5.2 19,990,132
Health 4.9 18,587,859
Leasing COPS & Appropriations 4.5 17,318,552
Transportation 2.8 10,578,277
Water & Sewer 2.4 9,159,396
Misc 2.3 8,952,373
Toll & Turnpike 2.3 8,632,867
Pollution Control 0.9 3,572,400
Refunded 0.7 2,780,460
Multi-Family Housing 0.6 2,274,707
Tobacco 0.4 1,703,930
Unassigned 0.3 1,203,125
100.0% $ 383,632,953